Note 9 - Financial Instruments and Capital Management - Schedule of Financial Assets and Liabilities (Details)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 AUD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Statement Line Items [Line Items]
Cash		$ 55,398,200	$ 1,142,544
Cash and cash equivalents	$ 82,908,589			$ 5,720,092	$ 6,747,986	$ 11,627,913
Accounts payable and accrued liabilities	2,250,839			449,299
Financial instrument at fair value through profit or loss [member]
Statement Line Items [Line Items]
Cash	82,822,339			5,633,842
Guaranteed investment certificate	86,250			86,250
Cash and cash equivalents	82,908,589			5,720,092
Financial instruments at amortized cost [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	$ 2,250,839			$ 449,299